Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K (the “PvP Rules”), we are providing: (1) tabular compensation and performance disclosure for our fiscal years 2020, 2021, 2022, and 2023 and (2) additional disclosure relative to the relationship between the “Compensation Actually Paid” (“CAP”) set forth in the Pay versus Performance Table and the Company’s and the Peer Group Total Stockholder Return (“TSR”), in each case over our fiscal years 2020, 2021, 2022, and 2023. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our performance, see “Compensation Discussion and Analysis” in this proxy and in our proxy statements filed in 2021, 2022, and 2023.
In the below pay versus performance table, we provide information about compensation of our NEOs for each of the last four fiscal years (the “Covered Years”). Additionally, we provide information about the results for certain financial performance measures during the Covered Years. Although the PvP Rules require us to disclose “compensation actually paid,” these amounts do not necessarily reflect compensation that our NEOs actually earned in the Covered Years. Instead, “compensation actually paid” reflects a calculation computed in accordance with the PvP Rules, including adjusted values to unvested and vested equity awards during the Covered Years based on either year-end or vesting date stock prices and various accounting valuation assumptions. “Compensation actually paid” generally fluctuates due to stock price performance.
Pay Versus Performance
Year	Summary Compensation Table Total to PEO	Compensation Actually Paid to (Lost by) PEO	Summary Compensation Table Total to Former PEO	Compensation Actually Paid to (Lost by) Former PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid for Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income / (Loss)
							Opendoor Total Shareholder Return	Peer Group Total Shareholder Return
(1)	(2)	(3)	(2)	(3)	(2)	(4)	(5)	(6)	($Millions)(7)
2023	$17,566,265	$67,087,377	N/A	N/A	$838,011	$3,103,004	$14	$104	($275)
2022	$383,334	($33,760,155)	$325,000	($191,665,693)	$2,209,789	($16,981,618)	$4	$77	($1,353)
2021	N/A	N/A	$112,333,540	($95,777,677)	$24,302,144	$5,199,835	$47	$112	($662)
2020	N/A	N/A	$370,240,992	$396,723,976	$10,350,414	$32,491,540	$73	$100	($253)
1.
Carrie Wheeler served as the Company’s Principal Executive Officer (our “PEO”) for the entirety of fiscal year 2023 and from December 1 to December 31, 2022. Our former PEO, Eric Wu, served as our PEO for the entirety of fiscal 2020 and 2021 as well as January 1 to November 30, 2022. The Company’s other NEOs (the “Non-PEO NEOs”) for the indicated fiscal years were as follows:

–	2023: Christina Schwartz, Megan Meyer Toolson, Sydney Schaub, and Daniel Morillo
–	2022: Christina Schwartz, Sydney Schaub, Andrew Low Ah Kee, and Daniel Morillo
–	2021: Carrie Wheeler, Andrew Low Ah Kee, Daniel Morillo, Ian Wong, and Elizabeth Stevens
–	2020: Carrie Wheeler, Gautam Gupta, Julie Todaro, Tom Willerer, and Elizabeth Stevens
2.
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the indicated fiscal year in the case of our PEO, (ii) former PEO, and (iii) the average of the total compensation reported in the Summary Compensation Table for the Non-PEO NEOs in the indicated year for such years.

3.
Amounts reported in these columns represent the compensation actually paid to (lost by) our PEO and former PEO for the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on their total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below:

PEO
+/-		2022	2023
	Summary Compensation Table - Total Compensation	$383,334	$17,566,265
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$0	$16,566,265
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$0	$50,602,411
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	($25,998,352)	$3,349,687
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$10,589,231
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($8,145,137)	$1,546,048
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
=	Compensation Actually Paid	($33,760,155)	$67,087,377
Former PEO
+/-		2020	2021	2022
	Summary Compensation Table - Total Compensation	$370,240,992	$112,333,540	$325,000
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$370,051,408	$111,598,143	$0
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$391,810,043	$64,558,478	$0
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$0	($165,137,966)	($7,421,831)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$4,724,349	$19,762,150	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	($15,695,736)	($14,858,822)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$169,710,040
=	Compensation Actually Paid	$396,723,976	($95,777,677)	($191,665,693)
Equity Award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
4.
Amounts reported in this column represent the compensation actually paid to the Non-PEO NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

NEO Average
+/-		2020	2021	2022	2023
	Summary Compensation Table - Total Compensation	$10,350,414	$24,302,144	$2,209,789	$838,011
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$10,012,145	$23,637,936	$1,551,351	$0
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$19,904,276	$11,832,656	$572,406	$0
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$11,441,499	($8,760,674)	($14,604,217)	$1,721,801
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$61,546	$5,537,345	$20,842	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,459,244	($3,354,547)	($3,629,087)	$875,951
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$713,294	$719,153	$0	$332,759
=	Compensation Actually Paid	$32,491,540	$5,199,835	($16,981,618)	$3,103,004
Please see footnote 1 for the Non-PEO NEOs included in the average for each indicated fiscal year. Equity Award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
5.
Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested in our common stock on December 21, 2020, which was the first day our common stock began trading after the closing of the Business Combination, using the closing stock price on that date. Historic stock price performance is not necessarily indicative of future stock price performance.

6.
The TSR Peer Group is the Nasdaq Real Estate and Other Financial Services Index. This calculation assumes that $100 was invested in this index on December 21, 2020 (aligned with the period used in footnote #5 above).

7.	Amounts reported in this column represent the Company’s net income (loss) for the indicated years as reported in our 2023 Annual Report and 2022 Annual Report.

Company Selected Measure Name			did not use
Named Executive Officers, Footnote
1.
Carrie Wheeler served as the Company’s Principal Executive Officer (our “PEO”) for the entirety of fiscal year 2023 and from December 1 to December 31, 2022. Our former PEO, Eric Wu, served as our PEO for the entirety of fiscal 2020 and 2021 as well as January 1 to November 30, 2022. The Company’s other NEOs (the “Non-PEO NEOs”) for the indicated fiscal years were as follows:

–	2023: Christina Schwartz, Megan Meyer Toolson, Sydney Schaub, and Daniel Morillo
–	2022: Christina Schwartz, Sydney Schaub, Andrew Low Ah Kee, and Daniel Morillo
–	2021: Carrie Wheeler, Andrew Low Ah Kee, Daniel Morillo, Ian Wong, and Elizabeth Stevens
–	2020: Carrie Wheeler, Gautam Gupta, Julie Todaro, Tom Willerer, and Elizabeth Stevens

Peer Group Issuers, Footnote
6.
The TSR Peer Group is the Nasdaq Real Estate and Other Financial Services Index. This calculation assumes that $100 was invested in this index on December 21, 2020 (aligned with the period used in footnote #5 above).

Adjustment To PEO Compensation, Footnote
3.
Amounts reported in these columns represent the compensation actually paid to (lost by) our PEO and former PEO for the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on their total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below:

PEO
+/-		2022	2023
	Summary Compensation Table - Total Compensation	$383,334	$17,566,265
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$0	$16,566,265
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$0	$50,602,411
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	($25,998,352)	$3,349,687
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$10,589,231
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($8,145,137)	$1,546,048
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
=	Compensation Actually Paid	($33,760,155)	$67,087,377
Former PEO
+/-		2020	2021	2022
	Summary Compensation Table - Total Compensation	$370,240,992	$112,333,540	$325,000
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$370,051,408	$111,598,143	$0
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$391,810,043	$64,558,478	$0
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$0	($165,137,966)	($7,421,831)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$4,724,349	$19,762,150	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	($15,695,736)	($14,858,822)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$169,710,040
=	Compensation Actually Paid	$396,723,976	($95,777,677)	($191,665,693)
Equity Award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount			$ 838,011	$ 2,209,789	$ 24,302,144	$ 10,350,414
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,103,004	(16,981,618)	5,199,835	32,491,540
Adjustment to Non-PEO NEO Compensation Footnote
4.
Amounts reported in this column represent the compensation actually paid to the Non-PEO NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

NEO Average
+/-		2020	2021	2022	2023
	Summary Compensation Table - Total Compensation	$10,350,414	$24,302,144	$2,209,789	$838,011
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$10,012,145	$23,637,936	$1,551,351	$0
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$19,904,276	$11,832,656	$572,406	$0
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$11,441,499	($8,760,674)	($14,604,217)	$1,721,801
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$61,546	$5,537,345	$20,842	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,459,244	($3,354,547)	($3,629,087)	$875,951
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$713,294	$719,153	$0	$332,759
=	Compensation Actually Paid	$32,491,540	$5,199,835	($16,981,618)	$3,103,004
Please see footnote 1 for the Non-PEO NEOs included in the average for each indicated fiscal year. Equity Award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Pay and Performance
“Compensation actually paid,” as calculated per SEC Item 402(v) of Regulation S-K, reflects cash compensation actually paid as well as changes to the fair values of equity awards during the years shown in the table based on year-end or vesting date stock prices, and various accounting valuation assumptions. Due to how CAP is calculated, the CAP as reported for each year does not reflect the actual amounts earned by our NEOs from their equity awards. CAP generally fluctuates annually due to the change in our stock price from year to year as well as varying levels of actual achievement of performance goals.
Because CAP does not reflect the actual amount earned by our NEOs on their equity compensation, we do not use this measure for understanding how NEO pay aligns with our Company performance. For a discussion of how our Compensation Committee assessed “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as stockholder value creation each year, see “Compensation Discussion and Analysis” in this proxy statement and our proxy statements filed in 2021, 2022, and 2023.
Below are graphs showing the relationship of “Compensation Actually Paid” to our PEO and Non-PEO NEOs for our fiscal years 2020, 2021, 2022, and 2023 to (1) TSR of both our common stock and the Nasdaq Real Estate and Other Financial Services Index (assuming $100 was invested in our common stock on December 21, 2020, which was the first day our common stock began trading after the closing of the Business Combination, using the closing stock price on that date) and (2) our net income (loss).

Compensation Actually Paid vs. Net Income
Relationship Between Pay and Performance
“Compensation actually paid,” as calculated per SEC Item 402(v) of Regulation S-K, reflects cash compensation actually paid as well as changes to the fair values of equity awards during the years shown in the table based on year-end or vesting date stock prices, and various accounting valuation assumptions. Due to how CAP is calculated, the CAP as reported for each year does not reflect the actual amounts earned by our NEOs from their equity awards. CAP generally fluctuates annually due to the change in our stock price from year to year as well as varying levels of actual achievement of performance goals.
Because CAP does not reflect the actual amount earned by our NEOs on their equity compensation, we do not use this measure for understanding how NEO pay aligns with our Company performance. For a discussion of how our Compensation Committee assessed “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as stockholder value creation each year, see “Compensation Discussion and Analysis” in this proxy statement and our proxy statements filed in 2021, 2022, and 2023.
Below are graphs showing the relationship of “Compensation Actually Paid” to our PEO and Non-PEO NEOs for our fiscal years 2020, 2021, 2022, and 2023 to (1) TSR of both our common stock and the Nasdaq Real Estate and Other Financial Services Index (assuming $100 was invested in our common stock on December 21, 2020, which was the first day our common stock began trading after the closing of the Business Combination, using the closing stock price on that date) and (2) our net income (loss).

Total Shareholder Return Vs Peer Group
Relationship Between Pay and Performance
“Compensation actually paid,” as calculated per SEC Item 402(v) of Regulation S-K, reflects cash compensation actually paid as well as changes to the fair values of equity awards during the years shown in the table based on year-end or vesting date stock prices, and various accounting valuation assumptions. Due to how CAP is calculated, the CAP as reported for each year does not reflect the actual amounts earned by our NEOs from their equity awards. CAP generally fluctuates annually due to the change in our stock price from year to year as well as varying levels of actual achievement of performance goals.
Because CAP does not reflect the actual amount earned by our NEOs on their equity compensation, we do not use this measure for understanding how NEO pay aligns with our Company performance. For a discussion of how our Compensation Committee assessed “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as stockholder value creation each year, see “Compensation Discussion and Analysis” in this proxy statement and our proxy statements filed in 2021, 2022, and 2023.
Below are graphs showing the relationship of “Compensation Actually Paid” to our PEO and Non-PEO NEOs for our fiscal years 2020, 2021, 2022, and 2023 to (1) TSR of both our common stock and the Nasdaq Real Estate and Other Financial Services Index (assuming $100 was invested in our common stock on December 21, 2020, which was the first day our common stock began trading after the closing of the Business Combination, using the closing stock price on that date) and (2) our net income (loss).

Tabular List, Table
Tabular List of Financial Performance Measures
Prior to 2024, we did not use any financial performance measures in determining executive compensation, other than stock price, given that the value to be delivered pursuant to the equity awards granted to our NEOs is dependent on our future stock price. Pursuant to SEC guidance, stock price is not a permissible “Company Selected Measure.” As a result, we do not have a Company Selected Measure to reflect in the table above.

Total Shareholder Return Amount			$ 14	4	47	73
Peer Group Total Shareholder Return Amount			104	77	112	100
Net Income (Loss)			$ (275,000,000)	(1,353,000,000)	$ (662,000,000)	$ (253,000,000)
PEO Name	Carrie Wheeler	Eric Wu	Carrie Wheeler		Eric Wu	Eric Wu
Carrie Wheeler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 17,566,265	383,334
PEO Actually Paid Compensation Amount			67,087,377	(33,760,155)
Eric Wu [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				325,000	$ 112,333,540	$ 370,240,992
PEO Actually Paid Compensation Amount				(191,665,693)	(95,777,677)	396,723,976
PEO | Carrie Wheeler [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(16,566,265)	0
PEO | Carrie Wheeler [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			50,602,411	0
PEO | Carrie Wheeler [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,349,687	(25,998,352)
PEO | Carrie Wheeler [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,589,231	0
PEO | Carrie Wheeler [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,546,048	(8,145,137)
PEO | Carrie Wheeler [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Eric Wu [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(111,598,143)	(370,051,408)
PEO | Eric Wu [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	64,558,478	391,810,043
PEO | Eric Wu [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(7,421,831)	(165,137,966)	0
PEO | Eric Wu [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	19,762,150	4,724,349
PEO | Eric Wu [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(14,858,822)	(15,695,736)	0
PEO | Eric Wu [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(169,710,040)	0	0
Non-PEO NEO | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(1,551,351)	(23,637,936)	(10,012,145)
Non-PEO NEO | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	572,406	11,832,656	19,904,276
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,721,801	(14,604,217)	(8,760,674)	11,441,499
Non-PEO NEO | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	20,842	5,537,345	61,546
Non-PEO NEO | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			875,951	(3,629,087)	(3,354,547)	1,459,244
Non-PEO NEO | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (332,759)	$ 0	$ (719,153)	$ (713,294)